Commitments and contingencies (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure Text Block [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	As at June 30, 2018, the Company had the following commitments:
	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years
Lease commitments	$518	$109	$344	$65	$-